FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES	FAIR VALUE DISCLOSURES
U.S. GAAP establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:
Level 1    Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2    Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
Level 3    Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.
The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.
Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Fair value measurements are required on a non-recurring basis for certain assets only when an impairment or other events occur. For the periods ended December 31, 2022, the Company recognized impairment adjustments and impairment losses, respectively, to adjust the carrying value of held-for-sale asset and liabilities to their fair value less cost to sell. The value is measured on a nonrecurring basis and categorized within Level 3 of the fair value hierarchy. The fair value was determined using a market approach, estimated based on the negotiated value of the asset and liabilities. See Note 25 of the Notes to these Consolidated Financial Statements for additional details of the Held-for-Sale assets and liabilities. As of December 31, 2021, no assets or liabilities were required to be measured at fair value on a non-recurring basis.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below.
Fair Value Measurements as of December 31, 2022

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, AFS:
Corporate (1)	$—	$41,450	$2,121	$43,571
U.S. Treasury, government and agency	—	5,837	—	5,837
States and political subdivisions	—	499	28	527
Foreign governments	—	836	—	836
Residential mortgage-backed (2)	—	788	34	822
Asset-backed (3)	—	8,490	—	8,490
Commercial mortgage-backed	—	3,203	32	3,235
Redeemable preferred stock	—	43	—	43
Total fixed maturities, AFS	—	61,146	2,215	63,361
Fixed maturities, at fair value using the fair value option	—	1,284	224	1,508
Other equity investments (6)	214	497	12	723
Trading securities	290	332	55	677
Other invested assets:
Short-term investments	—	943	—	943
Assets of consolidated VIEs/VOEs	131	393	5	529
Swaps	—	(425)	—	(425)
Credit default swaps	—	9	—	9
Futures	2	—	—	2
Options	—	4,171	—	4,171
Total other invested assets	133	5,091	5	5,229
Cash equivalents	2,386	501	—	2,887
Segregated securities	—	1,522	—	1,522
Purchased market risk benefits	—	—	10,423	10,423
Assets for market risk benefits	—	—	490	490
Separate Accounts assets (4)	111,744	2,436	1	114,181
Total Assets	$114,767	$72,809	$13,425	$201,001

Liabilities
Notes issued by consolidated VIE’s, at fair value using the fair value option (5)	$—	$1,374	$—	$1,374
SCS, SIO, MSO and IUL indexed features’ liability	—	4,164	—	4,164
Liabilities of consolidated VIEs and VOEs	15	7	—	22
Liabilities for market risk benefits	—	—	15,766	15,766
Contingent payment arrangements	—	—	247	247
Total Liabilities	$15	$5,545	$16,013	$21,573
______________
(1)Corporate fixed maturities includes both public and private issues.
(2)Includes publicly traded agency pass-through securities and collateralized obligations.
(3)Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.
(4)Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate. As of December 31, 2022, the fair value of such investments was $456 million.
(5)Includes CLO short-term debt of $239 million, which is inclusive as fair valued within Notes issued by consolidated VIE’s, at fair value using the fair value option. Accrued interest payable of $15 million is reported in Notes issued by consolidated VIE’s, at fair value using the fair value option in the consolidated balance sheets, which is not required to be measured at fair value on a recurring basis.
(6)Includes short position equity securities of $12 million that are reported in other liabilities.
Fair Value Measurements as of December 31, 2021

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, AFS:
Corporate (1)	$—	$51,007	$1,504	$52,511
U.S. Treasury, government and agency	—	15,385	—	15,385
States and political subdivisions	—	627	35	662
Foreign governments	—	1,152	—	1,152
Residential mortgage-backed (2)	—	98	—	98
Asset-backed (3)	—	5,926	8	5,934
Commercial mortgage-backed (2)	—	2,401	20	2,421
Redeemable preferred stock	—	53	—	53
Total fixed maturities, AFS	—	76,649	1,567	78,216
Fixed maturities, at fair value using the fair value option		1,440	201	1,641
Other equity investments	322	457	5	784
Trading securities	340	226	65	631
Other invested assets:
Short-term investments	—	30	—	30
Assets of consolidated VIEs/VOEs	166	450	11	627
Swaps	—	(473)	—	(473)
Credit default swaps	—	(1)	—	(1)
Futures	(1)	—	—	(1)
Options	—	6,959	—	6,959
Swaptions	—	—	—	—
Total other invested assets	165	6,965	11	7,141
Cash equivalents	3,275	293	—	3,568
Segregated securities	—	1,504	—	1,504
Purchased market risk benefits	—	—	14,074	14,074
Assets for market risk benefits	—	—	318	318
Separate Accounts assets (4)	144,124	2,572	1	146,697
Total Assets	$148,226	$90,106	$16,242	$254,574

Liabilities
Notes issued by consolidated VIE’s, at fair value using the fair value option (5)	$—	$1,277	$—	$1,277
SCS, SIO, MSO and IUL indexed features’ liability	—	6,773	—	6,773
Liabilities of consolidated VIEs and VOEs	16	2	—	18
Liabilities for market risk benefits	—	—	21,688	21,688
Contingent payment arrangements	—	—	38	38
Total Liabilities	$16	$8,052	$21,726	$29,794
______________
(1)Corporate fixed maturities includes both public and private issues.
(2)Includes publicly traded agency pass-through securities and collateralized obligations.
(3)Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. As of December 31, 2021, the fair value of such investments was $404 million.
(5)Includes CLO short-term debt of $92 million, which is inclusive as fair valued within Notes issued by consolidated VIE’s, at fair value using the fair value option Accrued interest payable of $6 million is reported in Notes issued by consolidated VIE’s, at fair value using the fair value option in the consolidated balance sheets, which is not required to be measured at fair value on a recurring basis.

Public Fixed Maturities
The fair values of the Company’s public fixed maturities, including those accounted for using the fair value option are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.
Private Fixed Maturities
The fair values of the Company’s private fixed maturities, including those accounted for using the fair value option are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.
Notes issued by consolidated VIE’s, at fair value using the fair value option
These notes are based on the fair values of corresponding fixed maturity collateral. The CLO liabilities are also reduced by the fair value of the beneficial interests the Company retains in the CLO and the carrying value of any beneficial interests that represent compensation for services. As the notes are valued based on the reference collateral, they are classified as Level 2 or 3.
Freestanding Derivative Positions
The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 of the Notes to these Consolidated Financial Statements are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.
Level Classifications of the Company’s Financial Instruments
Financial Instruments Classified as Level 1
Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.
Financial Instruments Classified as Level 2
Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities, certain corporate debt securities and financial assets and liabilities accounted for using the fair value option, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.
Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.
Certain Company products, such as the SCS, EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected, can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are classified as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.
Financial Instruments Classified as Level 3
The Company’s investments classified as Level 3 primarily include corporate debt securities and financial assets and liabilities accounted for using the fair value option, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.
The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:
•Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);
•Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);
•Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;
•Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or
•Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.
The Company also issues certain benefits on its variable annuity products that are accounted for as Market Risk Benefits carried at fair value and are also considered Level 3 for fair value leveling.
The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The optional GMIB feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates.
The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base. The GMDB feature guarantees that the benefit paid upon death will not be less than a guaranteed benefit base. If the contract’s account value is less than the benefit base at the time a death claim is paid, the amount payable will be equal to the benefit base.
The market risk benefits fair value will be equal to the present value of benefits less the present value of ascribed fees. Considerable judgment is utilized by management in determining the assumptions used in determining present value of benefits and ascribed fees related to lapse rates, withdrawal rates, utilization rates, non-performance risk, volatility rates, annuitization rates and mortality (collectively, the significant MRB assumptions).
Purchased MRB assets, which are accounted for as market risk benefits carried at fair value are also considered Level 3 for fair value leveling. The Purchased MRB asset fair value reflects the present value of reinsurance premiums, net of recoveries, adjusted for risk margins and nonperformance risk over a range of market consistent economic scenarios while the MRB asset and liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to the MRB liability over a range of market-consistent economic scenarios.
The valuations of the Market Risk Benefits and Purchased MRB assets incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its Market Risk Benefits and Purchased MRB asset after taking into account the effects of collateral arrangements. Incremental adjustment to the risk free curve for counterparty non-performance risk is made to the fair values of the Purchased MRB assets. Risk margins were applied to the non-capital markets inputs to the Market Risk Benefits and Purchased MRB valuations.
After giving consideration to collateral arrangements, the Company reduced the fair value of its Purchased MRB asset by $1.1 billion and $1.6 billion as of December 31, 2022 and 2021, respectively, to recognize incremental counterparty non-performance risk.
The Company’s Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2020 and 2022 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon revenue and discount rate projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy. The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.
Transfers of Financial Instruments Between Levels 2 and 3
During the year ended December 31, 2022, fixed maturities with fair values of $200 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, fixed maturities with fair value of $213 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 13.1% of total equity as of December 31, 2022.
During the year ended December 31, 2021, fixed maturities with fair values of $785 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, fixed maturities with fair value of $27 million were transferred from
Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 6.8% of total equity as of December 31, 2021.
The tables below present reconciliations for all Level 3 assets and liabilities and changes in unrealized gains (losses) for the years ended December 31, 2022, 2021 and 2020, respectively. Not included below are the changes in balances related to market risk benefits and purchased market risk level 3 assets and liabilities, which are included in Note 10 of the Notes to these Consolidated Financial Statements.

	Corporate	State and Political Subdivisions	Asset-backed	CMBS	RMBS	Trading Securities, at Fair Value	Fixed maturities, at FVO
	(in millions)
Balance, January 1, 2022	$1,504	$35	$8	$20	$—	$65	$201
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	5	—	—	—	—	—	(11)
Investment gains (losses), net	(5)	—	—	—	—	(10)	—
Subtotal	—	—	—	—	—	(10)	(11)
Other comprehensive income (loss)	(159)	(5)	—	(2)	—	—	—
Purchases	1,107	—	—	14	34	—	98
Sales	(378)	(2)	(2)	—	—	—	(36)
Activity related to consolidated VIEs/VOEs	—	—	—	—	—	—	—
Transfers into Level 3 (1)	168	—	—	—	—	—	45
Transfers out of Level 3 (1)	(121)	—	(6)	—	—	—	(73)
Balance, December 31, 2022	$2,121	$28	$—	$32	$34	$55	$224
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$—	$—	$—	$—	$—	$(10)	$(2)
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$(156)	$(5)	$—	$(2)	$—	$—	$—

Balance, January 1, 2021	$1,702	$39	$20	$—	$—	$39	$80
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	5	—	—	—	—	—	5
Investment gains (losses), net	(16)	—	—	—	—	26	—
Subtotal	(11)	—	—	—	—	26	5
Other comprehensive income (loss)	34	(2)	—	—	—	—	—
Purchases	938	—	6	20	—	—	211
Sales	(473)	(2)	(18)	—	—	—	(23)
Activity related to consolidated VIEs/VOEs	—	—	—	—	—	—	—
Transfers into Level 3 (1)	27	—	—	—	—	—	—
Transfers out of Level 3 (1)	(713)	—	—	—	—	—	(72)
Balance, December 31, 2021	$1,504	$35	$8	$20	$—	$65	$201
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$—	$—	$—	$—	$—	$26	$5
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$28	$(2)	$—	$—	$—	$—	$—

	Corporate	State and Political Subdivisions	Asset-backed	CMBS	RMBS	Trading Securities, at Fair Value	Fixed maturities, at FVO
	(in millions)

Balance, January 1, 2020	$1,257	$39	$100	$—	$—	$36	$—
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—	—	—	—	—
Investment gains (losses), net	(16)	—	—	—	—	3	—
Subtotal	(12)	—	—	—	—	3	—
Other comprehensive income (loss)	(17)	2	—	—	—	—	—
Purchases	514	—	20	—	—	—	81
Sales	(226)	(2)	—	—	—	—	(1)
Activity related to consolidated VIEs/VOEs	—	—	—	—	—	—	—
Transfers into Level 3 (1)	189	—	—	—	—	—	—
Transfers out of Level 3 (1)	(3)	—	(100)	—	—	—	—
Balance, December 31, 2020	$1,702	$39	$20	$—	$—	$39	$80
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$—	$—	$—	$—	$—	$3	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$(18)	$2	$—	$—	$—	$—	$—
______________
(1)Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.
(2)For instruments held as of December 31, 2022 or December 31, 2021, amounts are included in net investment income or net derivative gains (losses) in the consolidated statements of income (loss) or unrealized gains (losses) on investments in the consolidated statements of comprehensive income.

	Other Equity Investments (4)	Separate Accounts Assets	Contingent Payment Arrangement
	(in millions)
Balance, January 1, 2022	$16	$1	$(38)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	(1)	—	—
Net derivative gains (losses)	—	—	—
Total realized and unrealized gains (losses)	(1)	—	—
Other comprehensive income (loss)	—	—	—
Purchases	8	—	(231)
Sales	—	—	—
Settlements	—	—	—
Other	—	—	22
Activity related to consolidated VIEs/VOEs	(3)	—	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	(3)	—	—
Balance, December 31, 2022	$17	$1	$(247)

	Other Equity Investments (4)	Separate Accounts Assets	Contingent Payment Arrangement
	(in millions)
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (3)	$(1)	$—	$—

Balance, January 1, 2021	$84	$1	$(28)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	21	—	—
Net derivative gains (losses)	—	—	—
Total realized and unrealized gains (losses)	21	—	—
Other comprehensive income (loss)	—	—	—
Purchases	8	1	(7)
Sales	(92)	—	—
Other	—	—	—
Activity related to consolidated VIEs/VOEs	(4)	—	(3)
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	(1)	(1)	—
Balance, December 31, 2021	$16	$1	$(38)
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (3)	$2	$—	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (3)	$—	$—	$—

Balance, January 1, 2020	$113	$—	$(23)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	(8)	—	—
Net derivative gains (losses)	—	—	—
Total realized and unrealized gains (losses)	(8)	—	—
Other comprehensive income (loss)	—	—	—
Purchases	9	1	(4)
Sales	(26)	—	—
Settlements (1)	—	—	1
Change in estimate	—	—	1
Activity related to consolidated VIEs/VOEs	(4)	—	(3)
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	—	—	—
Balance, December 31, 2020	$84	$1	$(28)

	Other Equity Investments (4)	Separate Accounts Assets	Contingent Payment Arrangement
	(in millions)
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (3)	$(8)	$1	$(7)
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (3)	$—	$—	$—
For contingent payment arrangements, it represents payments under the arrangement.
(2)Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.
(3)For instruments held as of December 31, 2022 or December 31, 2021, amounts are included in net investment income or net derivative gains (losses) in the consolidated statements of income (loss) or unrealized gains (losses) on investments in the consolidated statements of comprehensive income.
(4)Other Equity Investments include other invested assets.
Quantitative and Qualitative Information about Level 3 Fair Value Measurements
The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2022 and 2021, respectively.
Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2022

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(Dollars in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$417	Matrix pricing model	Spread over Benchmark	20 bps - 797 bps	205 bps
	1,029	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples Loan to value	5.3x - 35.8x 9.0% - 45.7% 0.0x - 10.3x 0.0% - 40.4%	13.6x 11.9% 6.1x 12.0%
Trading Securities, at Fair Value	55	Discounted Cash Flow	Earnings multiple Discount factor Discount years	8.3x 10.0% 7
Other equity investments	4	Market comparable companies	Revenue multiple	0.5x - 10.8x	2.4x
Purchased MRB asset (1) (2) (4)	10,423	Discounted cash flow	Lapse rates Withdrawal rates GMIB Utilization rates Non-performance risk Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	0.26%-26.23% 0.06%-10.93% 0.04%-66.66% 54 bps - 124 bps 14%-32% 0.01%-0.17% 0.06%-0.52% 0.32%-40.00%	1.58% 0.69% 7.39% 69 bps 24% 2.87% (same for all ages) (same for all ages)

Liabilities:

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
AB Contingent Consideration Payable	$247	Discounted cash flow	Expected revenue growth rates Discount rate	2.0% - 83.9% 1.9% - 10.4%	11.5% 4.5%
Direct MRB (1) (2) (3) (4)	15,276	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality: Ages 0-40 Ages 41-60 Ages 61-115	157 bps 0.26%-35.42% 0.00%-10.93% 0.04% - 100.00% 0.01%-0.17% 0.06%-0.52% 0.32%-40.00%	157 bps 3.01% 0.68% 5.53% 2.43% (same for all ages) (same for all ages)
______________
(1)Mortality rates vary by age and demographic characteristic such as gender and benefits elected with the policy. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.
(2)Lapses and pro-rata withdrawal rates were developed as a function of the policy account value. Dollar for dollar withdrawal rates were developed as a function of the dollar for dollar threshold, the dollar for dollar limit. GMIB utilization rates were developed as a function of the GMIB benefit base.
(3)MRB liabilities are shown net of MRB assets. Net amount is made up of $15.8 billion of MRB liabilities and $490 million of MRB assets.
(4)Includes Legacy and Core products.
Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2021

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(Dollars in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$258	Matrix pricing model	Spread over benchmark	20 bps - 270 bps	144 bps
	888	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples Loan to value	4.9x - 62.3x 6.2% - 21.5% 0.5x-10.0x 3.1%-63.4%	13.0x 9.1% 5.5x 30.8%
Trading Securities, at Fair Value	65	Discounted cash flow	Earnings multiple Discounts factor Discount years	7.3x 10.00% 11
Other equity investments	4	Market comparable companies	Revenue multiple	7.8x - 10.3x	9.5x
Purchased MRB asset (1) (2) (4)	14,074	Discounted cash flow	Lapse rates Withdrawal rates GMIB utilization rates Non-performance risk Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	0.26%-26.85% 0.19%-8.34% 0.04%-66.14% 50 bps - 93 bps 11%-31% 0.01%-0.17% 0.06%-0.53% 0.31%-40.00%	1.30% 1.20% 6.92% 67 bps 24% 2.59% (same for all ages) (same for all ages)
Liabilities:
AB Contingent Consideration Payable	38	Discounted cash flow	Expected revenue growth rates Discount rate	2.0% - 83.9% 1.9% - 10.4%	11.9% 7.0%
Direct MRB (1) (2) (3) (4)	21,370	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality: Ages 0-40 Ages 41 - 60 Ages 60 - 115	111 bps 0.26% - 26.85% 0.00% - 8.34% 0.04% -100.00% 0.01% - 0.17% 0.06% - 0.53% 0.31% - 40.00%	111 bps 2.35% 1.18% 5.44% 2.27% (same for all ages) (same for all ages)
______________
(1)Mortality rates vary by age and demographic characteristic such as gender and benefits elected with the policy. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.
(2)Lapses and pro-rata withdrawal rates were developed as a function of the policy account value. Dollar for dollar withdrawal rates were developed as a function of the dollar for dollar threshold, the dollar for dollar limit. GMIB utilization rates were developed as a function of the GMIB benefit base.
(3)MRB liabilities are shown net of MRB assets. Net amount is made up of $21.7 billion of MRB liabilities and $318 million of MRB assets.
(4)Includes Legacy and Core products.
Level 3 Financial Instruments for which Quantitative Inputs are Not Available
Certain Privately Placed Debt Securities with Limited Trading Activity
Excluded from the tables above as of December 31, 2022 and 2021, respectively, are approximately $1.0 billion and $635 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.
•The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.
•Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above as of December 31, 2022 and 2021, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.
•Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit risk transfer securities, and equipment financings. Included in the tables above as of December 31, 2022 and 2021, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.
Other Equity Investments
Included in other equity investments classified as Level 3 are venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would have resulted in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would have resulted in a significantly lower (higher) fair value measurement.
Market Risk Benefits
Significant unobservable inputs with respect to the fair value measurement of the Purchased MRB assets and the MRB liabilities identified in the table above are developed using Company data. Future Policyholder behavior is an unobservable market assumption and as such all aspects of policy holder behavior are derived based on recent historical experience. These policyholder behaviors include lapses, pro-rata withdrawals, dollar for dollar withdrawals, GMIB utilization, deferred mortality and payout phase mortality. Many of these policyholder behaviors have dynamic adjustment factors based on the relative value of the rider as compared to the account value in different economic environments. This applies to all variable annuity related products; products with GMxB riders including but not limited to GMIB, GMDB, and GWL.
Lapse rates are adjusted at the contract level based on a comparison of the value of the GMxB rider. and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. For valuing Purchased MRB assets and MRB liabilities, lapse rates vary throughout the period over which cash flows are projected.
Carrying Value of Financial Instruments Not Otherwise Disclosed in Note 3 and Note 4 of the Notes to these Consolidated Financial Statements
The carrying values and fair values as of December 31, 2022 and 2021 for financial instruments not otherwise disclosed in Note 3 and Note 4 of the Notes to these Consolidated Financial Statements are presented in the table below.
Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2022:
Mortgage loans on real estate	$16,481	$—	$—	$14,690	$14,690
Policy loans	$4,033	$—	$—	$4,349	$4,349
Policyholders’ liabilities: Investment contracts	$1,916	$—	$—	$1,750	$1,750
FHLB funding agreements	$8,505	$—	$8,390	$—	$8,390
FABN funding agreements	$7,095	$—	$6,384	$—	$6,384
Short-term debt (1)	$520	$—	$518	$—	$518
Long-term debt	$3,322	$—	$3,130	$—	$3,130
Separate Accounts liabilities	$10,236	$—	$—	$10,236	$10,236

December 31, 2021 (1):
Mortgage loans on real estate	$14,033	$—	$—	$14,308	$14,308
Policy loans	$4,024	$—	$—	$5,050	$5,050
Policyholders’ liabilities: Investment contracts	$2,035	$—	$—	$2,103	$2,103
FHLB funding agreements	$6,647	$—	$6,679	$—	$6,679
FABN funding agreements	$6,689	$—	$6,626	$—	$6,626
Long-term debt	$3,839	$—	$4,544	$—	$4,544
Separate Accounts liabilities	$11,620	$—	$—	$11,620	$11,620
_____________
(1)As of December 31, 2022 and 2021, excludes CLO short-term debt of $239 million and $92 million, which is inclusive as fair valued within Notes issued by consolidated VIE’s, at fair value using the fair value option.
Mortgage Loans on Real Estate
Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.
Policy Loans
The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.
Short-term Debt
The Company’s short-term debt primarily includes long-term debt that has been reclassified to short-term due to an upcoming maturity date within one year. The fair values for the Company’s short-term debt are determined by Bloomberg’s evaluated pricing service, which uses direct observations or observed comparables.
Long-term Debt
The fair values for the Company’s long-term debt are determined by Bloomberg’s evaluated pricing service, which uses direct observations or observed comparables.
FHLB Funding Agreements
The fair values of Equitable Financial’s FHLB long term funding agreements’ fair values are determined based on indicative market rates published by FHLB, provided to AB and modeled for each note’s FMV. FHLB Short-term funding agreements’ fair values are reflective of notional/par value plus accrued interest.

FABN Funding Agreements
The fair values of Equitable Financial’s FABN funding agreements are determined by Bloomberg’s evaluated pricing service, which uses direct observations or observed comparables.
Policyholder Liabilities - Investment Contracts and Separate Accounts Liabilities
The fair values for deferred annuities and certain annuities, which are included in Policyholders’ account balances, and liabilities for investment contracts with fund investments in Separate Accounts, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as the Company’s association plans contracts, supplementary contracts not involving life contingencies, Access Accounts and Escrow Shield Plus product reserves are held at book value.
Financial Instruments Exempt from Fair Value Disclosure or Otherwise Not Required to be Disclosed
Exempt from Fair Value Disclosure Requirements
Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.
Otherwise Not Required to be Included in the Table Above
The Company’s investment in COLI policies are recorded at their cash surrender value and are therefore not required to be included in the table above. See Note 2 of the Notes to these Consolidated Financial Statements for further description of the Company’s accounting policy related to its investment in COLI policies.